DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Disclosure of (gains) losses associated with derivative instruments [Table Text Block]
	Years ended December 31,
	2020	2019
Realized (gain) loss on copper put options	(4,361)	2,834
Realized loss on fuel call options	602	—
Unrealized loss on copper put options	1,853	—
Unrealized gain on fuel call options	(31)	—
	(1,937)	2,834